CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (55,807)	$ (111,754)	$ (114,208)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,090	3,182	2,255
Accretion income on short-term investments	0	0	(731)
Share-based compensation	5,067	9,585	16,278
Change in fair value of warrants liability	(37,953)	22,750	(396)
Change in fair value of derivative liability	(11,751)	9,143	(240)
Amortization of discount of convertible promissory note	883	476	30
Interest expenses	932	872	81
Decrease (increase) in accrued interest on short-term investments	0	895	(169)
Decrease (increase) in inventory	3,075	(3,412)	(463)
Decrease (increase) in accounts receivable	(13)	444	(455)
Decrease (increase) in other accounts receivable and prepaid expenses	5,269	(419)	5,401
Change in operating lease right-of-use assets and liabilities, net	1,065	390	2,123
Increase (decrease) in trade payables	(4,280)	1,905	(901)
Increase (decrease) in other accounts payable and accrued expenses	(1,230)	(4,956)	2,928
Increase (decrease) in deferred tax liability	(1,782)	1,782	0
Decrease in deferred revenue	0	0	(943)
Impairment of long-lived assets	24,716	0	0
Loss from property and equipment sales and disposals	9	132	137
Net cash used in operating activities	(68,710)	(68,985)	(89,273)
Cash flows from investing activities:
Purchase of property and equipment	(6,305)	(7,531)	(3,745)
Proceeds from sale of property and equipment	100	0	0
Purchases of short-term investments	0	0	(94,364)
Proceeds from short-term investments	0	43,500	147,726
Net cash provided by (used in) investing activities	(6,205)	35,969	49,617
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares, net	34,361	45,535	467
Proceeds from exercise of options and warrants	1	13	129
Repayment of short term loan	(18,000)	(15,000)	0
Proceeds from short term loan	0	18,000	15,000
Proceeds from issuance of warrants	0	15,000	3,633
Proceeds from bifurcated embedded derivatives	0	0	4,179
Proceeds from convertible note	0	0	563
Net cash provided by financing activities	16,362	63,548	23,971
Increase (Decrease) in cash, cash equivalents and restricted cash	(58,553)	30,532	(15,685)
Cash, cash equivalents and restricted cash at beginning of year	74,772	44,240	59,925
Cash, cash equivalents and restricted cash at end of period	16,219	74,772	44,240
Non-cash activity:
Purchase of property and equipment in trade payables and other accounts payable and accrued expenses	1,063	48	54
Conversion of convertible notes	0	550	0
Derecognition of ROU assets and lease liabilities due to lease reassessment	1,023	0	0
Share settlement of employee liability	0	1,124	0
Right-of-use assets obtained in exchange for lease liabilities	343	2,230	1,097
Transfer from inventory to property and equipment, net	0	800	0
Prepaid purchases classified as property and equipment	1,903	0	0
Supplemental disclosure of cash flows information:
Cash paid for income taxes	79	358	995
Interest paid	27	51	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	14,246	72,262	41,232
Non-current restricted cash	1,973	2,510	3,008
Total cash, cash equivalents and restricted cash	$ 16,219	$ 74,772	$ 44,240